Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
As of December 31, 2014 and 2015, equity method investments consisted of the following:

	December 31,
	2014		2015
		Holding		Holding
	Amount	%	Amount	%
	(in thousands)

Viewsil Microelectronics (Kunshan) Limited	$-	-	3,629	49.00
Create Electronic Optical Co., Ltd.	92	21.11	-	-
Iris (See Note 1)	10	6.41	19	1.98
	$102		3,648